Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities, Noncurrent [Abstract]
Schedule of other long term liabilities
	December 31,
	2025	2024
	U.S. Dollars (in thousands)

Liability for severance pay (A)	1,840	1,401
Deferred revenues related to non-standard warranty (B)	3,631	7,304
Operating lease obligations	3,857	2,208
Finance lease obligations	4,983	4,453

	14,311	15,366